VESSELS UNDER FINANCE LEASE, NET (Narrative) (Details)	6 Months Ended
Jun. 30, 2023 vessel
Property, Plant and Equipment [Line Items]
Number of container vessels accounted for as right of use assets	7
Year option to purchase vessel (in years)	6 years
Minimum
Property, Plant and Equipment [Line Items]
Term of lease or charter (in years)	6 years
Maximum
Property, Plant and Equipment [Line Items]
Term of lease or charter (in years)	11 years
13,800 TEU Containership
Property, Plant and Equipment [Line Items]
Number of container vessels accounted for as right of use assets	4
10,600 TEU Containership
Property, Plant and Equipment [Line Items]
Number of container vessels accounted for as right of use assets	3